Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Consolidated Statements of Changes in Shareholders' Equity
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001